Stock Based Compensation (Details 4) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation, Total	$ 0	$ 746,900	$ 0	$ 1,659,404	$ 0	$ 16,148	$ 16,148
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		381,856	0	389,482	0
IR Consulting Warrant Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		39,410	0	198,983	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		$ 325,634	$ 0	$ 1,070,939	$ 0